FIXED ASSETS AND GOODWILL	9 Months Ended
Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
FIXED ASSETS AND GOODWILL

NOTE 5: FIXED ASSETS AND GOODWILL

As of September 30, 2021 and December 31, 2020, the Company has the following fixed assets:

	September 30, 2021	December 31, 2020
Non-residential property – 20 year-life	$345,497	$-
Equipment – 5 year-life	5,772	-
Furniture and fixtures – 5 year-life	16,307	-
Accumulated depreciation	(5,514)	-
	$362,062	$-

In June 2021, the Company purchased some equipment and furniture as well as a commercial property in the form of a suite at a luxury hotel. The Company is the owner of this suite and entered into a long-term rental agreement with the hotel to manage the property. The Company has use of the suite for 28 calendar days a year and will receive their proportionate income for the other days the suite is being used.

Depreciation expense for the nine months ended September 30, 2021 was $5,514, as the property was placed into service on July 1, 2021.

As of September 30, 2021 and December 31, 2020, the Company has recorded goodwill as follows:

	September 30, 2021	December 31, 2020
Tickeri	$7,945,602	$-
Monster Creative	8,648,104	-
	$16,593,706	$-

The Company evaluated ASC 350-20-50 for the goodwill associated with the two acquisitions. The Company determined that there was impairment of goodwill associated with the Tickeri acquisition of $12,141,062 to be recognized in the nine months ended September 30, 2021, as reflected in operating expenses under the line item Impairment - goodwill. In accordance with ASC 350-20-50-6 (a through d), the Company determined based on the qualitative factors surrounding the Tickeri acquisition, which include the foothold of Tickeri in the Latin population of the United States, the development of the Company’s website, and the fact that the former President of Tickeri became the CTO of HUMBL, the fair value of Tickeri did not equate to the value that was paid for Tickeri. As a result, we recognized the goodwill at the time of purchase. We determined the value based on the multiple of earnings on similar companies evaluated in the ticketing space. Since ticketing is under the HUMBL Marketplace segment, the entire impairment of the goodwill is reflected in that segment.